Sanctions	12 Months Ended
Dec. 31, 2019
SANCTIONS
Sanctions

38.  SANCTIONS.

The following Group companies  have received sanctions from administrative authorities:

1. Enel Generación Chile S.A.

As of December 31, 2019, the request for reconsideration of the sanction proceedings initiated by the Bío Bío Regional Health Ministry by Act 180566, which imposed a fine in the amount of 500 UTM (ThCh$24,812) for alleged infractions by Enel Generación Chile S.A of obligations and regulations related to waste disposal regulations in the Cantarrana landfill, is pending.

Two requests for reconsideration are pending with respect to the resolutions of the Tarapacá Regional Health Ministry, which, through inspection reports No. 011599 and 766, imposed fines in an amount of 500 UTM each (totaling ThCh$24,812).

A health summary in the amount of 500 UTM (ThCh$24,812) is pending resolution before the Coquimbo Regional Health Ministry.

Likewise, the Valparaíso Regional Health Ministry initiated sanction proceedings with respect to inspection report No. 1705213, for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant. The amount of this fine is 500 UTM (ThCh$24,812).

2. Enel Distribución Chile S.A.

By means of Exempt Resolution No. 21,789 dated December 29, 2017, the Superintendency of Electricity and Fuels imposed on Enel Distribución Chile S.A. fines equivalent to 20,000 UTM (ThCh$992,460) for delivering erroneous information to the supervisory body regarding the replacement of the supply, in relation to the power supply outage that occurred on July 15, 2017 (the snowstorm event). Enel Distribución Chile has filed a request for reconsideration against this fine which is pending of resolution.

By means of Exempt Resolution No. 13,630 dated May 23, 2016, the Superintendency of Electricity and Fuels imposed on Enel Distribution Chile S.A. a fine equivalent to 2,000 UTM (ThCh$99,246) for Enel Distribución Chile S.A.’s failure to fulfill its obligation to maintain its electrical installations in good condition to comply with the demands of quality and continuity of supply, with regard to the fire that affected the San Joaquin substation on May 19, 2015. Enel Distribución Chile has filed a request for reconsideration against this fine which is pending of resolution.

By means of Exempt Resolution No. 27.005 dated December 28, 2018 (received on January 28, 2019) the Superintendency of Electricity and Fuels imposed on Enel Distribución Chile S.A. a fine equivalent to 16,911 UTM (ThCh$839,175) due to Enel Distribución Chile exceeding the standard established in the supply continuity index for the 2015-2016 period. Enel Distribución Chile has filed a request for reconsideration against this fine which is pending of resolution.

By means of Exempt Resolution No. 27,226 dated January 16, 2019, the Superintendency of Electricity and Fuels imposed on Enel Distribución Chile S.A. a fine equivalent to 5,500 UTM (ThCh$272,927) due to Enel Distribución Chile’s operation of its facilities in violation of the current electrical regulations, as it did not maintain its facilities in good condition, as evidenced by the failure to detect material fatigue at the Domínicos substation. Enel Distribución Chile has filed a request for reconsideration against this fine which is pending of resolution.

By means of Exempt Resolution No. 30,198 dated August 16, 2019, the Superintendency of Electricity and Fuels imposed on Enel Distribución Chile S.A. a fine equivalent to 1,000 UTM (ThCh$49,623) due to Enel Distribución Chile’s operation of its facilities in violation of the current electrical regulations, as it did not maintain its facilities in good condition, as evidenced by the supply interruption that occurred in the communes of Lampa and Til Til. Enel Distribución Chile has filed a request for reconsideration against this fine which is pending of resolution.

3. Enel Green Power Chile Ltda.

By means of Exempt Resolution No. 23787 dated May 14, 2018, the Superintendence of Electricity and Fuels imposed a fine of 1,000 UTM (ThCh$49,623) on Enel Green Power del Sur SpA for having violated an alleged duty of coordination during failures that occurred on May 7 and 13 and June 1, 2016 on the Los Buenos Aires-Nahuelbuta line, associated with the Los Buenos Aires wind plant, owned by Enel Green Power del Sur SpA. A request for reconsideration was filed against this resolution based on the fact that the alleged duty of of coordination did not exist, but the request for reconsideration was rejected. A claim of illegality against the resolution was filed before the Court of Appeals of Santiago, which rejected the appeal filed and confirmed the fine. The fine has been paid.

In relation to the sanctions described above, the Group has established provisions for ThCh$2,349,758 as of December 31, 2019 (see Note 25). Although there are other sanctions that also have associated provisions but are not described in this note since they individually represent immaterial amounts, the management of the Company considers that the provisions recorded are adequate to cover the risks resulting from sanctions, and therefore do not expect additional liabilities other than those already specified.